Other operating income (Details) - Schedule of other operating income - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating income [Abstract]
Income from R&D tax incentive (Government grants)	SFr 458,157
Refund of share issuance stamp duty		100,002
Other income	2,553	74,473
Total other operating income	SFr 460,710	SFr 174,475